Postretirement Benefit Plans - Components of Net Periodic Pension Costs (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension and Other Postretirement Benefit Expense [Abstract]
Service cost	$ 10	$ 12	$ 11
Interest cost on the projected benefit obligation	13	15	14
Expected return on plan assets	(7)	(7)	(6)
Amortization of net (gain) loss	(1)	1
Curtailments and settlements			(2)
Other			1
Net periodic cost	$ 15	$ 21	$ 18